January 29, 2021

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O'Neal

Re: Lazard Retirement Series, Inc.

Post-Effective Amendment No. 86 to Registration Statement on Form N-1A

(Registration Nos.: 811-08071; 333-22309)

To Whom It May Concern:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 86 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement"). The Amendment is being filed: (i) in order to add a new series, Lazard Retirement US Sustainable Equity Portfolio (the "New Portfolio"), to the Fund; (ii) to reflect certain soon to be effective changes to the investment strategy of Lazard Retirement Emerging Markets Equity Blend Portfolio (to be known as Lazard Retirement Emerging Markets Strategic Equity Portfolio) (the "Emerging Markets Portfolio"); and (iii) to reflect certain previously-effective changes to the investment strategy of Lazard Retirement Real Assets Portfolio (formerly known as Lazard Retirement Real Assets and Pricing Opportunities Portfolio) (the "Real Assets Portfolio"). The Fund filed supplements to the Fund's prospectus pursuant to Rule 497 under the 1933 Act on December 7, 2020 disclosing the changes to the Emerging Market Portfolio's investment strategy and July 30, 2020 disclosing the changes to the Real Asset Portfolio's investment strategy.

We respectfully request limited review of the Amendment, as it relates to the New Portfolio, for the following reasons. On June 29, 2020, a post-effective amendment to the registration statement of The Lazard Funds, Inc., adding a new series, Lazard US Sustainable Equity Portfolio ("the LFI Portfolio"), was filed with the Securities and Exchange Commission (the "Commission") pursuant to Rule 485(b). The LFI Portfolio and the New Portfolio pursue identical investment strategies (as described below) and have identical investment risks and disclosure. As the New Portfolio is identical to the LFI Portfolio in all respects, except that the New Portfolio is offered only through variable annuity contracts and variable life insurance policies and offered by the separate accounts of certain insurance companies, we believe that limited review is appropriate.

Other than the changes described above and updating information in connection with the Fund's annual Registration Statement update, the prospectus and statement of additional information are substantially identical to those filed by the Fund and other funds in the Lazard Funds complex that have been reviewed numerous times by the staff of the Commission (the "Staff").

In accordance with ADI 2018-04, we will email you versions of the prospectus and statement of additional information included in the Amendment that are marked to show changes from the currently-effective versions thereof.

January 29, 2021

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits, including the consent of the Fund's independent registered public accounting firm, update financial and other information, incorporate comments of the Staff and make certain other revisions.

Please telephone the undersigned at 212.969.3891, or Lisa Goldstein of this office at 212.969.3381, if you have any questions.

Very truly yours,

/s/ Andrew Hartman

Andrew Hartman

cc: Lisa Goldstein